Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Deferred tax assets
Allowance doubtful accounts	$ 1,965	$ 2,017
Accrued expenses	32,253	22,126
Net operating loss carry-forward	14,611	8,696
Total deferred tax assets	48,829	32,839
Less: valuation allowance	(5,506)	(3,981)
Net, deferred tax assets	43,323	28,858
Deferred tax liabilities
Acquired of intangible assets and tax impact from the unrealized gain on available-for-sale investments	12,133	2,220
Total deferred tax liabilities	$ 12,133	$ 2,220